LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
Schedule Of Long Term Investments

Long-term investments held by the Group consisted of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Equity investments without readily determinable fair value	22,160	45,085	6,909
Equity method investments	42,788	187,935	28,802
Available-for-sale debt securities	—	80,000	12,261
Less: Impairment loss	—	—	—
Total	64,948	313,020	47,972

Schedule Of Equity Investments Without Readily Determinable Fair Values

Equity investments without readily determinable fair value:

		Equity interest owned by the
		Group
		As at December 31,
	Note	2019		2020
		RMB		RMB
Allcure Information	i)	22,160	9.6%	22,160	9.6%
Concord Healthcare Singapore Pte. Ltd	ii)		100%	22,925	10%

i)	20% equity interest of Allcure Information was obtained through the disposal of Allcure Medical Technology Co., Ltd. (“JWYK”) in 2015. During year ended December 31, 2018 Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. The price of newly issued shares is not considered an observable price change because they are not a similar investment of JWYK held by the Group due to the different rights and obligations associated with the investments. As at year ended December 31, 2020, the share ownership of the Group remained 9.6%. As of December 31, 2019 and 2020, no impairment was recorded for the investment.
ii)	As stated in note 4, the balance represented 10% remaining noncontrolling interests in CHS. The investment was accounted for using measurement alternative. As of December 31, 2020, no impairment indicator or observable price change in orderly transaction was noticed.

Schedule of Equity Method Investments

Equity method investments:

		Equity interest owned by the
		Group
		as at December 31,
	Notes	2019		2020
		RMB		RMB
Xi’an JiangyuanAndike Ltd. (“JYADK”)		8,035	29.70%	11,161	29.70%
PTC	i)	24,718	59.51%	—	—
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	ii)	10,035	5.15%	9,904	5.15%
Zhejiang Marine Leasing Ltd	iii)	—	—	166,870	20%

i)	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063 in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A.

In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore, the regulation can only be amended at the request by managers or super majority (more than 2/3) of member interest. Thus, the Group is not able to control PTC GP Management LLC.

According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. On November 29, 2018, MDA Proton reached an agreement with University of Texas MD Anderson Cancer Center ("UTMDACC") to sell all its assets and liabilities to UTMDACC as well as terminating management service agreement between MDA Proton and PTC.

The Group received the first, second and third installment of consideration RMB212,855, RMB6,779 and RMB30,751 (US$4,713) from PTC on dissolution between MDA Proton and PTC in 2018, 2019 and 2020. The carrying amount of the equity investment is nil as of December 31, 2020 and the disposal gain of RMB7,837 (US$1,162) in 2020.

ii)	In 2017 the Group entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018, with the subscribed capital injection from new investors, the equity interest that the Group shared in Suzhou Shengshan was diluted to 5.41% as of December 31, 2018. In 2019, with the subscribed capital injection from new investors, the actual equity interest shared in Suzhou Shengshan was further diluted to 5.15% as of December 31, 2019. As of December 31, 2020 the percentage the Group held remained unchanged. According to the partnership agreement, the Group acts as a limited partner and has significant influence over Suzhou Shengshan's daily operation due to it’s agreed that all issue of operation and management shall be subject to the unanimous consent of all partners.
iii)	On February 28, 2019, China Medical Service Holdings Ltd. (HK), a subsidiary of the Group, entered into a shares purchase agreement with Merge Limited to purchase 20% equity interests of Zhejiang Marine. As the Group held 20% equity share and had the ability to exercise significant influence over the Zhejiang Marine, the Group applied the equity method of accounting to the investment. The registration change was completed on June 10, 2020 and Zhejiang Marine became an associate company of the Group since then. The total book value of the Group’s long-term investments pledged to secure other borrowings as of December 31, 2019 and 2020 was nil and RMB166,870 (US$25,574)(note 18), respectively.

Schedule of available-for-sale debt securities	Available-for-sale debt securities:

	As at December 31, 2020
		Redemption	Redemption Notice
	Fair value	Frequency	Period
	RMB
Private equity funds	80,000	Annually	5-9 days
	80,000